Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum annual lease payments under lease agreements
The Company leases certain properties under operating leases expiring at various dates through 2018. Future minimum annual lease payments under these existing lease agreements are as follows as of March 22, 2013:

Year Ended December 31,	Operating Lease
2013	$42,208
2014	65,418
2015	68,406
2016	71,454
2017	74,682
Thereafter	18,876
Total minimum payments	$341,044